Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Pre-tax book income			$ (2,202,718)	$ (1,363,829)
Pre-tax book income	0.00%		21.00%	21.00%
State Tax Expense, net			$ 1,629	$ 3,624
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent			(0.02%)	0.06%
Permanent Items			$ 348,768	$ 425,318
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent			(3.33%)	6.55%
Hanging credit			$ 811
[custom:EffectiveIncomeTaxRateReconciliationHangingCredit]			(0.01%)
True-Ups			$ (36,554)	$ 713,398
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent			0.35%	10.98%
Valuation Allowance			$ 1,890,936	$ 226,255
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent			(18.03%)	3.48%
Total Expense		$ 0	$ 2,872	$ 4,764
Effective Income Tax Rate Reconciliation, Percent			(0.03%)	0.07%